Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Tax Assets And Liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following at December 31 (in thousands):

Deferred tax assets	2018	2019
At January 1	$1,079	$745
Deferred tax recognized	-	5,324
Foreign exchange	(52)	(24)
Released to profit or loss	(282)	(721)
At December 31	$745	$5,324

Deferred tax liabilities	Note	2018	2019
At January 1		$1,079	$745
Deferred tax recognized on acquisition	5	-	232,573
Foreign exchange		(52)	(24)
Released to profit or loss		(282)	(13,505)
At December 31		$745	$219,789
Deferred tax, net liability
At December 31		$-	$214,465

Summary of Trading Losses
	Local currency	2018	2018	2019	2019
		Local ‘m	$’m	Local ‘m	$’m
UK trading losses	GBP	259	331	404	529
US Net Operating Losses (“NOL”)	USD	34	34	80	80
Brazil trading losses	BRL	49	13	66	16
Japan trading losses	JPY	274	2	343	3
Hong Kong trading losses	HKD	14	2	8	1
			382		629